Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (Note 3)	$ 18,867	$ 22,185
Short-term deposits	7,160	4,100
Accounts receivable, net (Note 15B)	23,076	25,451
Inventories (Note 4)	18,335	24,355
Due from affiliates (Note 22)	391	388
Other current assets (Note 5)	2,210	3,357
Deferred tax asset (Note 21)	367	110
Total current assets	70,406	79,946
Fixed assets (Note 6)
Cost	28,830	26,580
Less - Accumulated depreciation	13,008	12,003
Fixed assets, net	15,822	14,577
Long-term inventory (Note 4)	7,090	1,954
Long-term deposit (Note 7)	729
Deferred tax asset (Note 21)	107	132
Other assets (Note 8)	304	304
Intangible assets, net (Note 9)	2,971	4,191
Goodwill (Note 9)	1,579	3,653
Total noncurrent assets	12,780	10,234
Total assets	99,008	104,757
Current liabilities
Short-term loan (Note 10)	4,160	3,000
Accounts payable - trade	7,610	6,773
Long-term bank loans - current portion (Note 12)	1,592	1,700
Other current liabilities (Note 11)	13,850	21,568
Total current liabilities	27,212	33,041
Long-term liabilities
Long-term bank loans (Note 12)	500	2,092
Liability for employee severance benefits (Note 13)	710	652
Other long-term liabilities (Note 14)	10,249	9,039
Total noncurrent liabilities	11,459	11,783
Total liabilities	38,671	44,824
Commitments and contingencies (Note 15)
Shareholders' equity (Note 17)
Ordinary shares NIS 0.01 par value, authorized 100,000,000 shares, issued 31,989,309 as of December 31, 2012 and 31,810,340 as of December 31, 2011, outstanding 29,896,933 as of December 31, 2012 and 29,717,964 as of December 31, 2011	133	133
Additional paid-in capital	61,415	61,014
Retained earnings	687	684
Total shareholders' equity before treasury stock	62,235	61,831
Treasury stock, at cost (2,092,376 as of December 31, 2012 and 2011)	(1,898)	(1,898)
Total shareholders' equity	60,337	59,933
Total liabilities and shareholders' equity	$ 99,008	$ 104,757